Other Long-term Liabilities	12 Months Ended
Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Other Long-term Liabilities
Other Long-term Liabilities

Other Long-term Liabilities
($ millions)	December 31, 2019	December 31, 2018
Employee future benefits (note 23)	214	205
Finance lease obligations (note 10)	—	467
Stock-based compensation	19	42
Deferred revenue	152	205
Other	69	188
End of year	454	1,107

Deferred revenue
Deferred revenue relates to take-or-pay commitments, with respect to natural gas production volumes from the Liwan 3-1 field in Asia Pacific, not taken by the purchaser. As per the terms of the agreement, the purchaser has until the end of the agreement to take these volumes.

($ millions)	December 31, 2019	December 31, 2018
Beginning of year	205	284
Revenue recognized	(42)	(100)
Exchange adjustment	(11)	21
End of year	152	205